Related Party Transactions (Details) - Schedule of due from related parties - USD ($)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Total due from related parties		$ 444,567	$ 694,428
Palpito [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Total due from related parties			1,717
Seihinkokusai [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Total due from related parties	[1]	443,664	691,278
All Seas Global Limited [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Total due from related parties			1,433
Shintai Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Total due from related parties		$ 903

[1]	The amount due from Seihinkokusai mainly includes: 1) The Company rents a storefront from Seihinkokusai. Pursuant to the rent agreement, the Company paid ¥50 million ($375,950) as a rental security deposit to this related party. During the fiscal year ended year ended March 31, 2023, Seihinkokusai refunded ¥40 million ($300,760) to the Company for its working capital needs; 2) The Company also rents an office space from Seihinkokusai. Pursuant to the rent agreement, the Company paid ¥14 million ($105,266) as a rental security deposit to this related party; 3) In addition, the Company obtained the operating rights of Seihinkokusai’s online stores on domestic e-commerce marketplaces and use them as the Company’s own online stores to sell its products. Pursuant to an EC Site Operation Business Assignment Agreement dated January 31, 2020, the Company paid ¥20 million ($150,380) as an operating security deposit to Seihinkokusai; the Company also needs to pay transaction commission of 1% based on its sales amount and the transaction commission was immaterial during the fiscal years ended March 31, 2022 and 2021. The agreement is valid for one year, and is automatically renewed yearly unless the parties indicate otherwise in writing. The amount due from Seihinkokusai will be collected back when the agreement expires or is terminated; and 4) compensation receivable for consumption tax amounted to $109,144 (See Note 6).